Annual Fund Operating Expenses - Calvert Floating-Rate Advantage Fund	Sep. 30, 2021
Class A
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.56%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Expense Reimbursement (2)	(0.19%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.33%
Class I
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	0.56%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement (2)	(0.19%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%
Class R6
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	0.49%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement (2)	(0.11%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%

[1]	Includes borrowing costs of 0.31% for Class A and Class I shares and 0.32% for Class R6 shares based on the outstanding borrowings and related costs at the Fund’s most recent fiscal year end.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s other expenses (excluding borrowing costs) in excess of 0.06% annually for each class. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.